Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current:
Domestic	¥ 293,337	¥ 300,905	¥ 243,648
Foreign	137,040	112,603	102,316
Total	430,377	413,508	345,964
Deferred:
Domestic	(22,019)	240,293	(5,523)
Foreign	(38,926)	12,219	(2,524)
Total	(60,945)	252,512	(8,047)
Income tax expense	369,432	666,020	337,917
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(162,535)	578,161	96,422
Debt valuation adjustments (Note 14)	1,793
Derivatives qualifying for cash flow hedges	1,226	591	(235)
Defined benefit plans	(67,877)	5,965	69,515
Foreign currency translation adjustments	(43,988)	95,335	51,414
Total	(271,381)	680,052	217,116
Total, Income tax expense (benefit)	¥ 98,051	¥ 1,346,072	¥ 555,033